Summary of Warrant Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of common warrants outstanding beginning balance	2,154,352	2,505,931
Number of common warrants issued
Number of common warrants exercised		(351,579)
Number of common warrants outstanding ending balance	2,154,352	2,154,352
Number of common warrants exercisable	1,802,774
Warrant [Member]
Weighted average exercise price outstanding beginning balance	$ 1.98	$ 1.84
Weighted average exercise price warrants issued
Weighted average exercise price warrants exercised		1.00
Number of common warrants outstanding ending balance	2,154,352
Weighted average exercise price outstanding ending balance	$ 1.98	$ 1.98
Stock option outstanding weighted average remaining contractual life	1 year 6 months
Aggregate intrinsic value, outstanding	$ 2,732,212
Number of common warrants exercisable	1,802,774
Weighted average exercise price warrants exercisable	$ 2.17
Stock option outstanding weighted average remaining contractual life, Exercisable	1 year 9 months 18 days
Aggregate intrinsic value. exercisable	$ 1,941,161